Compensation (FY)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation

12. COMPENSATION
Stock-Based Compensation—We account for our stock-based compensation plan by recognizing compensation expense less estimated forfeitures. Our restricted stock and phantom stock awards vest based upon the completion of a service period (“service-based grants”).
In August 2016, the Board approved restricted stock awards pursuant to our Amended and Restated 2010 Independent Director Stock Plan. The awards are granted to our independent directors and vest based upon the completion of a service period. Holders of restricted stock are entitled to dividend and distribution rights. All regular cash dividends on the awarded shares will be paid directly to the director on the dividend payment date. These awards follow a graded vesting schedule over approximately four years. Expense for awards with graded vesting is recognized under the accelerated recognition method, whereby each vesting is treated as a separate award with expense for each vesting recognized ratably over the requisite service period, and is recorded in Additional Paid-in Capital on our consolidated balance sheets. The awards are valued according to the determined value per share for our common stock at the date of grant.
As part of their compensation plan, employees received phantom stock units under our Amended and Restated 2010 Long Term Incentive Plan. The value of the awards change in direct relation to the change in estimated value per share of our common stock, but the value is only paid in cash rather than in common stock. The phantom stock holders are entitled to receive distributions, which are recorded as expense when declared, but are not entitled to voting rights.
All phantom stock awards were granted to our employees, who were former PELP employees, prior to the PELP transaction and a liability was assumed for these awards on the date of the transaction in the amount of $14.3 million in Accounts Payable and Other Liabilities on the combined balance sheets. Substantially all awards granted by PELP prior to 2016 contained a five-year cliff vesting provision. Beginning in 2016, substantially all phantom stock awards contain a four-year graded vesting provision, with expense being recognized using the straight-line method over the requisite service period. Expense for these awards is recorded in General and Administrative on our consolidated statements of operations.

The following table summarizes our stock-based award activity during the year ended December 31, 2017 (number of units in thousands):

	Number of Restricted Stock Awards	Number of Phantom Stock Units	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2016	10	—	$10.20
Granted	10	—	10.20
Vested	(2)	—	10.20
Assumed	—	2,450	10.20
Forfeited	—	(4)	10.20
Nonvested at December 31, 2017	18	2,446	$10.20
The liability for the phantom stock units as of December 31, 2017, was $19.5 million. The expense for stock-based awards during the year ended December 31, 2017, was $3.4 million, which included $1.3 million of expense recorded as a result of the change in our estimated value per share from $10.20 to $11.00. The expense during the year ended December 31, 2016, was immaterial. We had $8.9 million of unrecognized compensation costs related to these awards that we expect to recognize over a weighted average period of approximately two years.
Subsequent to December 31, 2017, approximately 0.8 million restricted shares were granted. In addition, there were approximately 0.4 million performance-based restricted shares granted. The total number of performance-based restricted shares that will vest in March 2021 depends on whether certain financial metrics are met during the vesting period.
401(k) Plan—We sponsor a 401(k) plan, which provides benefits for qualified employees. Our match of the employee contributions is discretionary and has a five-year vesting schedule. The cash contribution to the plan for the year ended December 31, 2017, was approximately $154,000. All employees who have attained the age of 21 are eligible the first day of the month following their date of hire. Employees are vested immediately with respect to employee contributions.